Goodwill, Software And Other Intangible Assets (Changes In Goodwill By Reportable Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Goodwill [Line Items]
Goodwill, beginning balance	¥ 1,186,161	¥ 1,086,636
Goodwill acquired during year	102,233	40,669
Impairment losses	(4,719)	(3,464)
Foreign currency translation adjustments	(42,966)	69,348
Other	(11,501)	(7,028)
Goodwill, ending balance	1,229,208	1,186,161
Long Distance And International Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	442,100	369,679
Goodwill acquired during year	84,712	37,799
Impairment losses	(4,719)	(3,464)
Foreign currency translation adjustments	(22,754)	44,312
Other	(2,700)	(6,226)
Goodwill, ending balance	496,639	442,100
Mobile Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	497,215	492,099
Foreign currency translation adjustments	(3,175)	5,918
Other	(10,937)	(802)
Goodwill, ending balance	483,103	497,215
Data Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	244,275	222,287
Goodwill acquired during year	17,521	2,870
Foreign currency translation adjustments	(17,037)	19,118
Other	2,136
Goodwill, ending balance	246,895	244,275
Other Segment
Goodwill [Line Items]
Goodwill, beginning balance	2,571	2,571
Goodwill, ending balance	¥ 2,571	¥ 2,571